PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating loss
General and administrative expenses	¥ (22,005)	$ (154,032)	¥ (1,072,339)	¥ (379,738)
Foreign exchange loss	(175)	2,850	19,842	13,113
Change in the fair value of warrant liability		(1,195)	(8,322)	(19,276)
Interest income	11	11,406	79,407	8,915
Other income		(905)	(6,303)	(7,777)
Interest and financing expenses		(4,543)	(31,629)	(16,121)
Net loss before income taxes	(56,371)	(453,779)	(3,159,120)	(1,619,152)
Income tax expense		(199)	(1,387)
Accretion to redemption value of convertible redeemable preferred shares		(79,295)	(552,036)	(1,571,182)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares		(306)	(2,127)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(533,281)	(3,712,596)	(3,190,334)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(533,281)	(3,712,596)	(3,190,334)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil		11,410	79,433	(2,076)
Total comprehensive loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(521,871)	(3,633,163)	(3,192,410)
Foreign currency translation adjustments, tax	0		0	0
Parent Company | Reportable Legal Entities
Operating loss
General and administrative expenses		(3,702)	(25,773)	(557)
Foreign exchange loss		(4)	(29)	(264)
Change in the fair value of warrant liability		(1,195)	(8,322)	(19,276)
Share of losses from subsidiaries and VIE	(56,371)	(454,509)	(3,164,198)	(1,602,848)
Interest income		6,264	43,606	3,823
Other income		(522)	(3,635)
Interest and financing expenses		(12)	(82)	(30)
Net loss before income taxes	(56,371)	(453,680)	(3,158,433)	(1,619,152)
Net loss	(56,371)	(453,680)	(3,158,433)	(1,619,152)
Accretion to redemption value of convertible redeemable preferred shares		(79,295)	(552,036)	(1,571,182)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares		(306)	(2,127)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(533,281)	(3,712,596)	(3,190,334)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(533,281)	(3,712,596)	(3,190,334)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil		11,410	79,433	(2,076)
Total comprehensive loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	$ (521,871)	(3,633,163)	(3,192,410)
Other comprehensive loss, tax	0		0	0
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0